Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Current	$ 2,652	$ (411)	$ 9,354
Deferred	(1,667,125)	(122,343)	(66,695)
Income tax benefit	$ (1,664,473)	$ (122,754)	$ (57,341)